Concentrations, Risks and Uncertainties	6 Months Ended
Apr. 30, 2026
Concentrations, Risks and Uncertainties [Abstract]
CONCENTRATIONS, RISKS AND UNCERTAINTIES

NOTE 19 – CONCENTRATIONS, RISKS AND UNCERTAINTIES

Credit risk

Cash deposits with banks are held in financial institutions in China, which deposits are not federally insured. Accordingly, the Group has a concentration of credit risk related to the uninsured part of bank deposits.

In addition, the Group’s credit risk also relates to accounts receivable and other receivables. The Group has made prudent impairment provisions for other accounts receivable, which is a proactive and prudent accounting treatment rather than an indication of significant credit risk. The Group has not experienced any losses in such accounts and believes it is not exposed to significant credit risk.

Liquidity risk

The Group faces potential liquidity risk factors including continuous negative operating cash flow, and uncertain financing capacity, which may affect its ability to meet short-term obligations. To mitigate these, the Group has optimized working capital management, and expanded financing channels effectively.

Concentration

The Group has a concentration risk related to suppliers and customers. Failure to maintain existing relationships with the suppliers or customers to establish new relationships in the future could negatively affect the Group’s ability to obtain goods sold to customers in a price advantage and timely manner. If the Group is unable to obtain ample supply of goods from existing suppliers or alternative sources of supply, the Group may be unable to satisfy the orders from its customers, which could materially and adversely affect revenues.

For the six months ended April 30, 2026 and 2025, revenue derived from the Group’s top five customers accounted for 45.7% and 99% of total revenue, respectively.

Disclosure of details regarding the Group’s top five customers in respect of the concentration of sales revenues generated from third-party customers:

	Six Months Ended
	April 30, 2026		April 30, 2025
Customer A	-	-%	965,210	98.6%
Customer B	746,516	10.4%	-	-%
Customer C	690,197	9.7%	-	-%
Customer D	658,132	9.2%	-	-%
Customer E	647,996	9.1%	-	-%
Customer F	522,038	7.3%	-	-%
Total	3,264,878	45.7%	965,210	98.6%

For the six months ended April 30, 2026 and 2025, cost of revenue derived from the Group’s top five suppliers accounted for 48.7% and 93.7% of total cost of revenue, respectively.

Disclosure of details regarding the Group’s top five suppliers in respect of the concentration of sales costs generated from third-party suppliers:

	Six Months Ended
	April 30, 2026		April 30, 2025
Supplier A	-	-%	533,811	55.4%
Supplier B	-	-%	368,994	38.3%
Supplier C	772,238	10.9%	-	-%
Supplier D	753,303	10.6%	-	-%
Supplier E	651,579	9.2%	-	-%
Supplier F	646,715	9.1%	-	-%
Supplier G	629,904	8.9%	-	-%
Total	3,453,739	48.7%	902,805	93.7%